Fair Value of Financial Instruments and Investments - Additional Information (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified			9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended																	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014 Series B purchase rights [Member]	Jun. 30, 2013 Series B purchase rights [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Mar. 31, 2014 Series B-3 convertible preferred stock [Member]	Nov. 30, 2013 Series B-3 convertible preferred stock [Member]	Jun. 30, 2013 Series B-3 convertible preferred stock [Member]	Nov. 30, 2012 Series B-3 convertible preferred stock [Member]	Jun. 30, 2012 Series B-3 convertible preferred stock [Member]	Mar. 31, 2014 Series B-3 convertible preferred stock [Member] Series B purchase rights [Member]	Jun. 30, 2013 Series B-3 convertible preferred stock [Member] Series B purchase rights [Member]	Mar. 31, 2014 Series B-3 convertible preferred stock [Member] Series B amendment [Member]	Mar. 31, 2014 Series A-1 convertible preferred stock [Member]	Jun. 30, 2013 Series A-1 convertible preferred stock [Member]	Jun. 30, 2012 Series A-1 convertible preferred stock [Member]	Mar. 31, 2014 Series A-1A convertible preferred stock [Member]	Jun. 30, 2013 Series A-1A convertible preferred stock [Member]	Jun. 30, 2012 Series A-1A convertible preferred stock [Member]	Mar. 31, 2014 Series B-1 convertible preferred stock [Member]	Jun. 30, 2013 Series B-1 convertible preferred stock [Member]	Nov. 30, 2012 Series B-1 convertible preferred stock [Member]	Jun. 30, 2012 Series B-1 convertible preferred stock [Member]	Nov. 30, 2012 Series B Convertible Preferred Stock [Member]	Mar. 31, 2014 Series B-2 convertible preferred stock [Member]	Jun. 30, 2013 Series B-2 convertible preferred stock [Member]	Nov. 30, 2012 Series B-2 convertible preferred stock [Member]	Jun. 30, 2012 Series B-2 convertible preferred stock [Member]	Apr. 30, 2013 Series B-2 convertible preferred stock [Member] Series B purchase rights [Member]	Jun. 30, 2013 Series B-2 convertible preferred stock [Member] Series B purchase rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant issued to purchase convertible preferred stock	1,900	1,623														384	384		94	94		1,422		1,145
Warrant expiration period					5 years	10 years
Preferred stock, shares issued and sold	222,842	33,945					58,817		0		0				22,467	22,466	22,466	11,479	11,479	11,479	66,147	66,147	66,147	0		122,750	122,750		0	122,750
Preferred stock, shares issued and sold, price per share								$ 0.1823								$ 0.9658	$ 0.9658		$ 0.9658	$ 0.9658		$ 0.1297	$ 0.1297				$ 0.1485			$ 148
Preferred stock, shares authorized	332,091	41,309					82,670		82,670		82,670				29,737	29,737	29,737	11,572	11,572	11,572	67,570	67,570		67,570	290,782	140,542	140,542		140,542
Additional shares receivable by Series B holders										82,670				13,387														140,542
Aggregate purchase price										10,722																		18,228
Fair value of purchase rights issued				$ 1,723,000									$ 612,000																		$ 1,111,000
Proceeds for issuance of share					40,000,000																									18,228,000
Change in fair value			2,838,000	1,207,000
Purchase rights converted to convertible preferred stock				834,000								4,934,000																			834,000
Preferred stock, shares issued and sold								58,817
Fair value allocated to purchase rights			$ 4,934,000